PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 7,866,335	$ 8,474,780
Less: Accumulated depreciation	(5,292,254)	(4,388,835)
Property and equipment, net	2,574,081	4,085,945
Depreciation of expenses	1,864,739	1,937,221	1,800,937
Computer and software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,925,835	7,116,803
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	539,975	692,149
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 400,525	$ 665,828